UNAUDITED QUARTERLY FINANCIAL DATA	12 Months Ended
Jan. 03, 2021
Quarterly Financial Information Disclosure [Abstract]
UNAUDITED QUARTERLY FINANCIAL DATA

23.    UNAUDITED QUARTERLY FINANCIAL DATA

	Successor		Predecessor
(in thousands, except share data)	From September 28, 2020 through January 3, 2021	From August 29, 2020 through September 27, 2020	From June 29, 2020 through August 28, 2020	From March 30, 2020 through June 28, 2020	From December 30, 2019 through March 29, 2020
	(as restated)	(as restated)
Net revenue	$246,276	$79,372	$168,656	$241,977	$228,029
Operating income (loss)	221	(1,179)	3,117	17,451	12,213
Net (loss) income	(87,462)	(20,439)	(4,824)	6,552	1,692
Net (loss) income attributable to controlling interest	(81,811)	(18,119)	(4,824)	6,552	1,692
Earnings per common share attributable to:
Basic and Diluted Class A share	$(1.32)	$(0.31)

	Predecessor
	Thirteen weeks ended
(in thousands)	December 29, 2019	September 29, 2019	June 30, 2019	March 31, 2019
Net revenue	$201,756	$199,628	$188,432	$178,412
Operating (loss) income	(13,803)	24,882	18,494	9,173
Net (loss) income	(23,989)	10,323	2,917	(2,615)
Net (loss) income attributable to controlling interest	(24,654)	9,600	2,202	(3,320)

The restatement also impacted the Company’s unaudited quarterly financial statements for the Successor periods from August 29, 2020 through September 27, 2020 and from September 28, 2020 through January 3, 2021. The following tables depict the impacts of the restatement on the consolidated balance sheet and consolidated statements of operations and comprehensive income (loss) for the relevant periods:

	Successor
	As of September 27, 2020
(in thousands)	As Reported	Restated Impact	As Restated
Warrant liabilities	$—	$150,887	$150,887
Total non-current liabilities	520,496	150,887	671,383
Total liabilities	647,000	150,887	797,887
Additional paid-in capital	479,028	(5,641)	473,387
Accumulated deficit	(10,172)	(145,246)	(155,418)
Total stockholders’ equity	469,120	(150,887)	318,233
Total equity	1,414,479	(150,887)	1,263,592

	Successor			Successor
	From September 28, 2020 through January 3, 2021			From August 29, 2020 through September 27, 2021
(in thousands, except share data)	As Reported	Restated Impact	As Restated	As Reported	Restated Impact	As Restated
Loss on remeasurement of warrant liabilities	$—	$(73,843)	$(73,843)	$—	$(18,008)	$(18,008)
(Loss) income before taxes	(10,997)	(73,843)	(84,840)	(5,320)	(18,008)	(23,328)
Net (loss) income	(13,619)	(73,843)	(87,462)	(2,431)	(18,008)	(20,439)
Net (loss) income attributable to controlling interest	(7,968)	(73,843)	(81,811)	(111)	(18,008)	(18,119)
Comprehensive (loss) income	(7,296)	(73,843)	(81,139)	141	(18,008)	(17,867)
Earnings per share of Class A Common Stock – Basic and Diluted (in dollars)	(0.13)	(1.19)	(1.32)	—	(0.31)	(0.31)

The impacts of the restatement have been reflected throughout the consolidated financial statements, including the applicable footnotes, as appropriate.